GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS NET (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Goodwill, Ending Balance	$ 5,666,608
Accumulated impairment	0
Goodwill, Ending Balance	5,666,608
Health Care [Member]
Defined Benefit Plan Disclosure [Line Items]
Goodwill, Ending Balance	5,666,608
Accumulated impairment	0
Goodwill, Ending Balance	$ 5,666,608